SHARE INCENTIVE PLAN (Tables)	12 Months Ended
Sep. 30, 2012
SHARE INCENTIVE PLAN [Abstract]
Share Options, Employees and non-executive directors

Share option granted to employees and non-executive directors	Number of shares	Weighted- average exercise price		Weighted- average remaining contractual term (years)	Aggregated intrinsic value
Outstanding, October 1, 2011	11,310,872	US$	0.65	7.14	-
Exercised	7,096,540	US$	0.49
Forfeited	467,308	US$	1.28

Outstanding, September 30, 2012	3,747,024	US$	0.87	7.00	-

Expected to vest, September 30, 2012	460,925	US$	1.16	8.18	-

Exercisable at September 30, 2012	3,072,504	US$	0.81	6.74	-

Share Options, NonEmployees

Share option granted to non-employees	Number of shares	Weighted- average exercise price		Weighted- average remaining contractual term (years)	Aggregated intrinsic value
Outstanding, October 1, 2011	977,212	US$	0.62	6.55	27
Granted	-		-
Forfeited	50,612	US$	0.62
Exercised	775,100	US$	0.62
Cancelled	-		-

Outstanding, September 30, 2012	151,500	US$	0.62	5.55	25

Exercisable at September 30, 2012	151,500	US$	0.62	5.55	25

Estimated Fair Value of The Share Options, Assumptions Used

For the year ended September 30, 2011
Risk-free interest rate	1.40% ~ 1.86%
Dividend yield	-
Expected volatility	51%
Expected life (in years)	3.71 ~ 5.63

Summary of The Nonvested Restricted Shares Activity

	Number of Nonvested restricted shares outstanding	Weight average grant-date fair value
	US$
Nonvested shares outstanding at September 30, 2011	100,000	1.25
Vested	100,000	-

Nonvested shares outstanding at September 30, 2012	-	-

Share-Based Compensation Expense Of Share-Based Awards Granted

	As of September 30,
	2010	2011	2012
	US$	US$	US$
Cost of services	1,787	1,999	37
General and administrative expenses	2,033	3,347	88
Selling expenses	567	678	16

	4,387	6,024	141